UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/15

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments—March 31, 2015 (Unaudited)

Domestic Equity—32.9%†	Number of Shares	Fair Value
Common Stock—32.9%
Aerospace & Defense—1.7%
General Dynamics Corp.	8,681	$1,178,272
Hexcel Corp.	14,469	743,996
Honeywell International Inc.	13,814	1,440,938
The Boeing Co.	3,445	517,026
		3,880,232
Agricultural Products—0.4%
Archer-Daniels-Midland Co.	20,082	951,887
Air Freight & Logistics—0.1%
United Parcel Service Inc., Class B	3,101	300,611
Airlines—0.2%
Delta Air Lines Inc.	12,401	557,549
Aluminum—0.1%
Alcoa Inc.	8,269	106,835
Application Software—0.2%
Intuit Inc.	5,856	567,798
Asset Management & Custody Banks—1.6%
Ameriprise Financial Inc.	9,542	1,248,475
Invesco Ltd.	33,554	1,331,758
State Street Corp.	16,811	1,236,113	(a)
		3,816,346
Auto Parts & Equipment—0.2%
Delphi Automotive PLC	5,168	412,096
Automobile Manufacturers—0.2%
Ford Motor Co.	34,448	555,991
Automotive Retail—0.2%
Advance Auto Parts Inc.	2,412	361,052
Biotechnology—1.8%
Alexion Pharmaceuticals Inc.	3,376	585,061	(b)
Amgen Inc.	14,537	2,323,739
Gilead Sciences Inc.	12,643	1,240,658	(b)
		4,149,458
Broadcasting—0.3%
CBS Corp., Class B	4,478	271,501
Discovery Communications Inc., Class C	11,919	351,313	(b)
		622,814
Cable & Satellite—1.3%
Comcast Corp., Class A	24,285	1,371,374
Comcast Corp., Special Class A	12,401	695,262
Liberty Global PLC, Class C	20,117	1,002,028	(b)
		3,068,664
Casinos & Gaming—0.1%
Las Vegas Sands Corp.	5,718	314,719
Communications Equipment—1.6%
Cisco Systems Inc.	62,006	1,706,715
QUALCOMM Inc.	29,870	2,071,186
		3,777,901
Consumer Finance—0.2%
American Express Co.	6,891	538,325

Data Processing & Outsourced Services—0.4%
Visa Inc., Class A	15,156	991,354
Diversified Banks—1.8%
Bank of America Corp.	23,425	360,511
Citigroup Inc.	16,537	851,986
JPMorgan Chase & Co.	35,311	2,139,140
Wells Fargo & Co.	16,535	899,504
		4,251,141
Drug Retail—0.7%
CVS Health Corp.	16,534	1,706,474
Electric Utilities—0.2%
NextEra Energy Inc.	3,893	405,067
Electrical Components & Equipment—0.1%
Rockwell Automation Inc.	1,378	159,834
Fertilizers & Agricultural Chemicals—0.4%
Monsanto Co.	7,234	814,114
General Merchandise Stores—1.2%
Dollar General Corp.	16,881	1,272,490	(b)
Target Corp.	17,396	1,427,689
		2,700,179
Healthcare Distributors—0.3%
Cardinal Health Inc.	6,545	590,817
Healthcare Equipment—0.9%
Abbott Laboratories	15,501	718,161
Boston Scientific Corp.	64,761	1,149,508	(b)
Stryker Corp.	2,962	273,245
		2,140,914
Healthcare Services—0.1%
Express Scripts Holding Co.	3,859	334,845	(b)
Healthcare Supplies—0.2%
The Cooper Companies Inc.	2,756	516,529
Home Improvement Retail—0.7%
Lowe’s Companies Inc.	21,186	1,576,027
Household Products—0.2%
Energizer Holdings Inc.	2,756	380,466
Independent Power Producers & Energy Traders—0.2%
Calpine Corp.	11,633	266,047	(b)
NRG Energy Inc.	9,349	235,501
		501,548
Industrial Machinery—0.3%
Ingersoll-Rand PLC	10,336	703,675
Integrated Oil & Gas—1.1%
Chevron Corp.	4,823	506,318
Exxon Mobil Corp.	19,465	1,654,525
Occidental Petroleum Corp.	6,753	492,969
		2,653,812
Integrated Telecommunication Services—0.2%
Verizon Communications Inc.	9,646	469,085
Internet Retail—0.3%
Amazon.com Inc.	1,998	743,456	(b)
Internet Software & Services—1.3%
eBay Inc.	11,574	667,588	(b)
Facebook Inc., Class A	5,168	424,887	(b)
Google Inc., Class A	2,032	1,127,151	(b)
Google Inc., Class C	896	491,008	(b)
LinkedIn Corp., Class A	1,380	344,807	(b)
		3,055,441

Investment Banking & Brokerage—0.3%
The Charles Schwab Corp.	22,737	692,114
Life & Health Insurance—0.1%
Lincoln National Corp.	3,445	197,950
Life Sciences Tools & Services—0.1%
PerkinElmer Inc.	4,823	246,648
Movies & Entertainment—0.8%
The Walt Disney Co.	6,338	664,793
Time Warner Inc.	14,296	1,207,154
		1,871,947
Multi-Line Insurance—1.1%
American International Group Inc.	24,459	1,340,108
The Hartford Financial Services Group Inc.	26,524	1,109,234
		2,449,342
Oil & Gas Equipment & Services—0.9%
Baker Hughes Inc.	3,445	219,033
FMC Technologies Inc.	5,168	191,268	(b)
Schlumberger Ltd.	19,602	1,635,591
		2,045,892
Oil & Gas Exploration & Production—0.4%
Hess Corp.	10,232	694,446
Marathon Oil Corp.	6,889	179,872
		874,318
Packaged Foods & Meats—0.4%
Mondelez International Inc., Class A	25,147	907,555
Pharmaceuticals—2.4%
Actavis PLC	8,303	2,471,139	(b)
Johnson & Johnson	3,445	346,567
Merck & Company Inc.	21,978	1,263,295
Pfizer Inc.	45,126	1,569,934
		5,650,935
Railroads—0.1%
CSX Corp.	7,924	262,443
Regional Banks—0.1%
Regions Financial Corp.	22,027	208,155
Research & Consulting Services—0.5%
Nielsen N.V.	24,804	1,105,514
Semiconductor Equipment—0.2%
Applied Materials Inc.	20,669	466,293
Soft Drinks—0.7%
PepsiCo Inc.	16,156	1,544,837
Specialized Finance—0.8%
CME Group Inc.	10,541	998,338
McGraw Hill Financial Inc.	7,579	783,669
		1,782,007
Specialized REITs—0.5%
American Tower Corp.	13,435	1,264,905
Specialty Stores—0.2%
Dick’s Sporting Goods Inc.	9,301	530,064
Systems Software—0.3%
Microsoft Corp.	3,445	140,057
Oracle Corp.	13,781	594,650
		734,707
Technology Hardware, Storage & Peripherals—2.1%
Apple Inc.	18,533	2,306,061
EMC Corp.	53,048	1,355,907
Hewlett-Packard Co.	35,827	1,116,369
		4,778,337

Trading Companies & Distributors—0.1%
United Rentals Inc.	2,273	207,207	(b)
Total Common Stock (Cost $62,515,321)		76,498,226

Preferred Stock—0.0% *
Diversified Banks—0.0% *
Wells Fargo & Co.	2,735	72,532

Total Preferred Stock (Cost $68,375)		72,532

Total Domestic Equity (Cost $62,583,696)		76,570,758

Foreign Equity—21.3%
Common Stock—21.0%
Advertising—0.2%
WPP PLC	23,904	543,277
Aerospace & Defense—0.6%
Airbus Group N.V.	7,759	503,833
Safran S.A.	8,969	625,949
Zodiac Aerospace	6,716	221,951
		1,351,733
Airlines—0.2%
International Consolidated Airlines Group S.A.	48,197	429,909	(b)
Apparel Retail—0.2%
Fast Retailing Company Ltd.	1,014	392,104
Apparel, Accessories & Luxury Goods—0.3%
Luxottica Group S.p.A.	3,960	250,518
The Swatch Group AG	825	349,077
		599,595
Application Software—0.2%
SAP SE	6,851	494,596
Auto Parts & Equipment—0.4%
Continental AG	4,293	1,009,810
Automobile Manufacturers—0.8%
Mazda Motor Corp.	29,000	587,642
Toyota Motor Corp.	17,530	1,223,761
		1,811,403
Biotechnology—0.2%
CSL Ltd.	5,528	387,920
Brewers—0.4%
Anheuser-Busch InBev N.V.	7,276	887,841
Building Products—0.3%
Assa Abloy AB, Class B	9,958	592,334
Communications Equipment—0.4%
Telefonaktiebolaget LM Ericsson, Class B	75,106	941,650
Construction & Engineering—0.2%
Larsen & Toubro Ltd.	13,466	369,619
Construction Materials—0.2%
HeidelbergCement AG	6,251	493,769
Diversified Banks—2.5%
Banco Bilbao Vizcaya Argentaria S.A.	14,169	142,934
Barclays PLC	248,273	896,813
BNP Paribas S.A.	12,211	742,126
Credit Agricole S.A.	44,785	657,348
Grupo Financiero Banorte SAB de C.V., Class O	33,803	196,238
HSBC Holdings PLC	36,138	308,175

ICICI Bank Ltd.	109,233	551,809
Intesa Sanpaolo S.p.A.	285,609	968,230
Mitsubishi UFJ Financial Group Inc.	122,700	759,995
Sumitomo Mitsui Financial Group Inc.	18,100	693,371
		5,917,039
Diversified Metals & Mining—0.2%
BHP Billiton PLC	26,220	575,833
Diversified Real Estate Activities—0.9%
Brookfield Asset Management Inc., Class A	4,382	234,375
Mitsubishi Estate Company Ltd.	34,918	809,884
Mitsui Fudosan Company Ltd.	37,306	1,095,694
		2,139,953
Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	85,355	198,733
Electrical Components & Equipment—0.7%
Nidec Corp.	16,700	1,108,667
Schneider Electric SE	7,266	564,774
		1,673,441
Electronic Components—0.4%
Murata Manufacturing Company Ltd.	6,500	892,779
Electronic Equipment & Instruments—0.6%
Hexagon AB, Class B	9,047	320,771
Hitachi Ltd.	94,500	645,475
Keyence Corp.	900	491,168
		1,457,414
Healthcare Equipment—0.5%
Medtronic PLC	16,192	1,262,814
Healthcare Services—0.3%
Fresenius SE & Company KGaA	12,589	749,639
Heavy Electrical Equipment—0.2%
ABB Ltd.	18,733	397,606
Household Products—0.1%
Svenska Cellulosa AB SCA, Class B	6,325	145,141
Human Resource & Employment Services—0.2%
Capita PLC	22,630	374,369
Industrial Gases—0.3%
Linde AG	3,382	686,927
Industrial Machinery—0.7%
FANUC Corp.	4,100	895,161
Mitsubishi Heavy Industries Ltd.	124,000	682,339
		1,577,500
Integrated Oil & Gas—0.7%
Cenovus Energy Inc.	17,379	292,966
Cenovus Energy Inc.	30,658	517,507
Total S.A.	17,179	852,924
		1,663,397
Internet Retail—0.5%
Rakuten Inc.	61,800	1,088,273
Internet Software & Services—0.7%
Baidu Inc. ADR	8,147	1,697,835	(b)
Life & Health Insurance—0.8%
AIA Group Ltd.	190,587	1,195,310
Prudential PLC	26,428	656,309
		1,851,619
Multi-Line Insurance—0.3%
AXA S.A.	27,770	698,135

Oil & Gas Equipment & Services—0.3%
Technip S.A.	10,849	655,469
Oil & Gas Exploration & Production—0.1%
Peyto Exploration & Development Corp.	6,830	183,140
Other Diversified Financial Services—0.3%
ING Groep N.V.	53,598	784,189	(b)
Packaged Foods & Meats—0.2%
Nestle S.A.	6,573	495,217
Pharmaceuticals—1.9%
Astellas Pharma Inc.	21,700	355,582
Bayer AG	5,800	866,763
Roche Holding AG	5,114	1,406,010
Sanofi	10,368	1,022,742
Shire PLC	6,778	540,764
Valeant Pharmaceuticals International Inc.	1,156	228,379	(b)
		4,420,240
Property & Casualty Insurance—0.7%
Insurance Australia Group Ltd.	154,764	718,564
Tokio Marine Holdings Inc.	25,600	966,399
		1,684,963
Railroads—0.2%
East Japan Railway Co.	6,400	512,900
Research & Consulting Services—0.1%
Experian PLC	18,868	312,554
Security & Alarm Services—0.1%
Secom Company Ltd.	4,700	313,517
Semiconductor Equipment—0.3%
ASML Holding N.V.	7,003	709,135
Semiconductors—0.5%
Samsung Electronics Company Ltd.	380	492,766
Taiwan Semiconductor Manufacturing Company Ltd.	151,484	704,031
		1,196,797
Specialty Chemicals—0.5%
Givaudan S.A.	294	531,427
Johnson Matthey PLC	10,452	524,068
		1,055,495
Wireless Telecommunication Services—0.5%
SoftBank Corp.	14,100	821,244
Vodafone Group PLC	135,392	443,375
		1,264,619

Total Common Stock (Cost $43,811,078)		48,942,242

Preferred Stock—0.3%
Automobile Manufacturers—0.3%
Volkswagen AG	3,163	837,860

Total Preferred Stock (Cost $681,365)		837,860

Rights—0.0% *
Diversified Banks—0.0% *
Banco Bilbao Vizcaya Argentaria S.A.	14,169	2,039	(b)

Total Rights (Cost $2,006)		2,039

Total Foreign Equity (Cost $44,494,449)		49,782,141

Bonds and Notes—31.1%		Principal Amount	Fair Value
U.S. Treasuries—7.0%
U.S. Treasury Bonds
2.50%	02/15/45	$4,279,100	4,239,651
4.75%	02/15/41	79,000	113,260
U.S. Treasury Notes
0.50%	06/30/16	1,235,900	1,237,928	(c)
0.50%	02/28/17	2,575,700	2,574,090
0.88%	06/15/17	2,922,300	2,937,595
1.38%	02/29/20	3,736,400	3,737,275
1.63%	12/31/19	94,000	95,197
2.00%	02/15/25	1,275,000	1,283,068
			16,218,064
Agency Mortgage Backed—9.6%
Federal Home Loan Mortgage Corp.
3.50%	04/01/44	725,426	767,002
4.00%	05/01/44	894,288	966,633
4.50%	06/01/33 - 02/01/35	4,833	5,289
5.00%	07/01/35 - 06/01/41	275,198	311,287
5.50%	05/01/20 - 04/01/39	78,157	89,062
6.00%	04/01/17 - 11/01/37	190,799	218,127
6.50%	11/01/28 - 07/01/29	7,937	9,165
7.00%	10/01/16 - 08/01/36	28,296	32,256
7.50%	09/01/33	1,258	1,345
8.00%	07/01/26 - 11/01/30	4,357	5,062
8.50%	04/01/30	8,028	10,140
Federal National Mortgage Assoc.
2.10%	04/01/37	545	563	(d)
3.00%	02/01/43 - 06/01/43	3,500,203	3,586,903
3.50%	11/01/42 - 02/01/43	1,839,972	1,939,627
4.00%	05/01/19 - 03/01/44	1,593,249	1,717,299
4.50%	05/01/18 - 01/01/41	1,908,618	2,087,984
5.00%	07/01/20 - 06/01/41	486,121	549,872
5.50%	06/01/20 - 01/01/39	349,588	392,427
6.00%	02/01/20 - 08/01/35	229,545	264,991
6.50%	08/01/17 - 08/01/36	38,180	42,599
7.00%	01/01/16 - 12/01/33	3,026	3,171
7.50%	05/01/15 - 12/01/33	11,286	12,371
8.00%	12/01/15 - 01/01/33	11,560	12,301
9.00%	12/01/17 - 12/01/22	2,767	3,020
2.50%	TBA	2,773,049	2,848,008	(e)
3.00%	TBA	774,000	791,294	(e)
3.50%	TBA	677,789	711,890	(e)
4.50%	TBA	88,000	92,248	(e)
5.00%	TBA	260,000	289,108	(e)
6.00%	TBA	695,000	792,843	(e)
6.50%	TBA	490,000	563,289	(e)
Government National Mortgage Assoc.
3.00%	04/20/43 - 06/20/43	642,822	663,288
3.50%	05/20/43	612,602	646,423
4.00%	01/20/41 - 04/20/43	741,378	795,650
4.50%	08/15/33 - 03/20/41	375,460	410,797
5.00%	08/15/33	15,059	16,922
6.00%	07/15/33 - 09/15/36	14,232	16,657

6.50%	04/15/28 - 07/15/36	19,874	22,849
7.00%	04/15/28 - 10/15/36	9,662	10,855
7.50%	07/15/23 - 04/15/28	15,868	16,308
8.00%	05/15/30	484	558
8.50%	10/15/17	3,925	4,137
9.00%	11/15/16 - 12/15/21	4,428	4,689
3.00%	TBA	473,786	487,842	(e)
5.50%	TBA	50,000	56,398	(e)
			22,270,549
Agency Collateralized Mortgage Obligations—0.1%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	297	296	(f,g)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	226,640	672	(d,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	247,746	24,479	(h)
4.50%	03/15/18	3,770	45	(h)
5.00%	10/15/18	3,047	41	(h)
5.50%	06/15/33	12,992	2,555	(h)
6.43%	08/15/25	104,764	10,957	(d,h)
7.50%	07/15/27	10,326	1,620	(h)
8.00%	04/15/20	155	163
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	436	407	(f,g)
5.78%	08/15/43	203,237	43,774	(d,h)
8.00%	02/01/23 - 07/01/24	1,828	414	(h)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	681	676	(f,g)
1.23%	12/25/42	52,141	2,475	(d,h)
5.00%	09/25/40	141,701	14,311	(h)
5.83%	07/25/38	28,017	3,510	(d,h)
7.33%	05/25/18	60,932	4,672	(d,h)
8.00%	05/25/22	2	39	(h)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	36,569	5,965	(h)
5.00%	03/25/38 - 05/25/38	21,778	3,931	(h)
5.50%	12/25/33	6,027	1,104	(h)
6.00%	01/25/35	16,120	3,199	(h)
7.50%	11/25/23	18,167	2,953	(h)
8.00%	08/25/23 - 07/25/24	3,727	808	(h)
8.50%	03/25/17 - 07/25/22	945	120	(h)
9.00%	05/25/22	606	115	(h)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	224,100	18,051	(h)
5.00%	12/20/35 - 09/20/38	119,602	8,289	(h)
6.07%	02/20/40	97,037	16,163	(d,h)
6.63%	01/16/40	165,801	29,916	(d,h)
			201,720
Asset Backed—0.0% *
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	30,000	30,061
Corporate Notes—11.9%
21st Century Fox America Inc.
6.65%	11/15/37	55,000	74,167	(c)
ABB Finance USA Inc.
1.63%	05/08/17	76,000	76,791	(c)

Abbott Laboratories
2.95%	03/15/25	37,000	37,439
AbbVie Inc.
1.75%	11/06/17	68,000	68,241	(c)
2.00%	11/06/18	57,000	56,965	(c)
ACCO Brands Corp.
6.75%	04/30/20	97,000	101,607	(c)
ACE INA Holdings Inc.
3.15%	03/15/25	94,000	96,104
Actavis Funding SCS
1.30%	06/15/17	110,000	109,059
3.00%	03/12/20	47,000	48,085
3.45%	03/15/22	66,000	67,602
3.80%	03/15/25	94,000	97,011
4.55%	03/15/35	47,000	48,989
Activision Blizzard Inc.
5.63%	09/15/21	98,000	104,370	(c,i)
Aetna Inc.
3.50%	11/15/24	47,000	49,025
Agrium Inc.
3.38%	03/15/25	23,000	23,001
4.90%	06/01/43	41,000	43,859	(c)
Altria Group Inc.
2.95%	05/02/23	39,000	38,835	(c)
4.50%	05/02/43	39,000	40,339	(c)
America Movil SAB de C.V.
5.00%	03/30/20	138,000	156,384	(c)
American Axle & Manufacturing Inc.
6.25%	03/15/21	52,000	54,730	(c)
6.63%	10/15/22	20,000	21,450	(c)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	69,000	71,549	(c)
American Electric Power Company Inc.
2.95%	12/15/22	75,000	75,620
American Express Co.
3.63%	12/05/24	93,000	95,508
American International Group Inc.
3.38%	08/15/20	94,000	99,184	(c)
3.88%	01/15/35	45,000	45,225
4.13%	02/15/24	65,000	70,364	(c)
4.50%	07/16/44	47,000	50,451
American Seafoods Group LLC/American Seafoods Finance Inc.
10.75%	05/15/16	125,000	117,187	(c,i)
American Tower Corp. (REIT)
3.40%	02/15/19	142,000	146,641	(c)
Amgen Inc.
2.20%	05/22/19	188,000	190,429	(c)
Amkor Technology Inc.
6.63%	06/01/21	59,000	61,360	(c)
Anadarko Petroleum Corp.
6.20%	03/15/40	67,000	81,575	(c)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	155,000	152,919	(c)
Anthem Inc.
3.30%	01/15/23	50,000	50,791	(c)

Apple Inc.
2.50%	02/09/25	140,000	137,007
2.85%	05/06/21	145,000	151,080	(c)
3.45%	02/09/45	45,000	42,716
Aramark Services Inc.
5.75%	03/15/20	105,000	109,725	(c)
Archer-Daniels-Midland Co.
4.02%	04/16/43	49,000	50,916	(c)
Ares Capital Corp.
3.88%	01/15/20	65,000	66,138
Ascension Health
4.85%	11/15/53	65,000	75,677
AT&T Inc.
2.38%	11/27/18	134,000	135,725	(c)
4.80%	06/15/44	55,000	56,322	(c)
Bank of America Corp.
1.70%	08/25/17	48,000	48,186	(c)
2.00%	01/11/18	279,000	281,106	(c)
2.60%	01/15/19	81,000	82,441	(c)
4.00%	01/22/25	95,000	95,769
4.10%	07/24/23	80,000	85,364	(c)
4.25%	10/22/26	85,000	87,749
Barclays Bank PLC
2.25%	05/10/17	500,000	512,078	(c,i)
Barrick Gold Corp.
4.10%	05/01/23	45,000	44,393
Baytex Energy Corp.
5.13%	06/01/21	59,000	54,133	(i)
Bed Bath & Beyond Inc.
3.75%	08/01/24	47,000	48,851	(c)
4.92%	08/01/34	14,000	15,012	(c)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	45,000	58,658	(c)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	49,000	50,961	(c)
Berkshire Hathaway Inc.
4.50%	02/11/43	83,000	93,645	(c)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	48,000	54,970	(c)
Bombardier Inc.
4.75%	04/15/19	58,000	56,840	(c,i)
6.00%	10/15/22	96,000	90,120	(c,i)
7.75%	03/15/20	354,000	370,461	(c,i)
BP Capital Markets PLC
1.38%	05/10/18	56,000	55,749	(c)
3.81%	02/10/24	119,000	123,523	(c)
Brocade Communications Systems Inc.
4.63%	01/15/23	156,000	155,610	(c)
Building Materials Corporation of America
5.38%	11/15/24	59,000	59,885	(i)
Calpine Corp.
5.75%	01/15/25	57,000	57,428	(c)
5.88%	01/15/24	70,000	75,635	(c,i)
Canadian Pacific Railway Co.
2.90%	02/01/25	115,000	114,712
Caterpillar Inc.
4.30%	05/15/44	48,000	51,957	(c)

Catholic Health Initiatives
2.60%	08/01/18	30,000	30,820
4.35%	11/01/42	24,000	24,043
CBS Corp.
3.70%	08/15/24	73,000	75,169	(c)
CCOH Safari LLC
5.75%	12/01/24	59,000	60,770
Cequel Capital Corp.
5.13%	12/15/21	96,000	95,880	(c,i)
Chesapeake Energy Corp.
3.25%	03/15/16	46,000	45,943	(c)
5.38%	06/15/21	98,000	95,060	(c)
Cigna Corp.
3.25%	04/15/25	94,000	95,904
Citigroup Inc.
1.75%	05/01/18	228,000	227,601	(c)
5.50%	09/13/25	94,000	106,539	(c)
CMS Energy Corp.
4.88%	03/01/44	47,000	54,735	(c)
CNA Financial Corp.
5.88%	08/15/20	60,000	69,395	(c)
Cogeco Cable Inc.
4.88%	05/01/20	75,000	75,938	(c,i)
Comcast Corp.
4.20%	08/15/34	48,000	52,000	(c)
ConocoPhillips Co.
3.35%	11/15/24	94,000	96,867
Continental Resources Inc.
4.90%	06/01/44	46,000	40,568
Corp Andina de Fomento
4.38%	06/15/22	121,000	132,132	(c)
Corporate Office Properties LP (REIT)
3.70%	06/15/21	46,000	46,503	(c)
Cott Beverages Inc.
5.38%	07/01/22	59,000	56,861	(i)
COX Communications Inc.
4.70%	12/15/42	17,000	17,322	(c,i)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	38,000	38,333	(c)
CSX Corp.
4.50%	08/01/54	48,000	51,826	(c)
CVS Health Corp.
2.25%	08/12/19	143,000	145,207	(c)
Daimler Finance North America LLC
2.38%	08/01/18	150,000	153,822	(c,i)
DaVita HealthCare Partners Inc.
5.13%	07/15/24	39,000	39,780	(c)
Dean Foods Co.
6.50%	03/15/23	45,000	45,225	(i)
Denbury Resources Inc.
6.38%	08/15/21	99,000	93,307	(c)
Dexia Credit Local S.A.
2.25%	01/30/19	250,000	255,673	(c,i)
Diageo Capital PLC
1.13%	04/29/18	108,000	107,389	(c)
Diageo Investment Corp.
2.88%	05/11/22	105,000	107,001	(c)

DigitalGlobe Inc.
5.25%	02/01/21	81,000	81,000	(c,i)
DIRECTV Holdings LLC
4.45%	04/01/24	72,000	76,895	(c)
5.15%	03/15/42	86,000	89,876	(c)
Dollar General Corp.
1.88%	04/15/18	95,000	93,981
4.13%	07/15/17	94,000	98,879	(c)
Dominion Resources Inc.
1.95%	08/15/16	154,000	155,829	(c)
Duke Energy Corp.
3.75%	04/15/24	89,000	95,267	(c)
Duke Energy Progress Inc.
4.15%	12/01/44	30,000	32,769
Eastman Chemical Co.
3.60%	08/15/22	93,000	96,674
Eaton Corp.
2.75%	11/02/22	94,000	94,196	(c)
Ecopetrol S.A.
5.88%	05/28/45	24,000	22,331	(c)
Electricite de France S.A.
2.15%	01/22/19	193,000	195,523	(c,i)
Eli Lilly & Co.
2.75%	06/01/25	47,000	47,208
3.70%	03/01/45	10,000	10,003
EMD Finance LLC
3.25%	03/19/25	140,000	141,759	(i)
Energy Transfer Equity LP
5.88%	01/15/24	194,000	204,670	(c)
Energy Transfer Partners LP
4.05%	03/15/25	38,000	38,321
5.15%	03/15/45	33,000	33,207
6.50%	02/01/42	62,000	71,919	(c)
Ensco PLC
4.50%	10/01/24	46,000	44,586
5.20%	03/15/25	76,000	76,118
5.75%	10/01/44	17,000	16,465
Enterprise Products Operating LLC
3.75%	02/15/25	74,000	76,389
ERP Operating LP
4.50%	07/01/44	19,000	20,449	(c)
European Investment Bank
4.88%	01/17/17	150,000	161,145	(c)
FedEx Corp.
3.20%	02/01/25	95,000	96,284
Five Corners Funding Trust
4.42%	11/15/23	200,000	214,565	(c,i)
Florida Power & Light Co.
4.13%	02/01/42	92,000	101,975	(c)
Ford Motor Credit Company LLC
2.46%	03/27/20	200,000	200,020
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	123,000	134,685	(c,i)
Frontier Communications Corp.
7.13%	03/15/19	71,000	77,213	(c)

General Motors Co.
4.88%	10/02/23	36,000	38,978	(c)
5.00%	04/01/35	98,000	104,570
6.25%	10/02/43	64,000	78,404
General Motors Financial Company Inc.
2.63%	07/10/17	38,000	38,381	(c)
3.00%	09/25/17	58,000	59,088
3.50%	07/10/19	38,000	39,013	(c)
4.38%	09/25/21	97,000	103,023
Georgia-Pacific LLC
3.60%	03/01/25	140,000	143,516	(i)
Gilead Sciences Inc.
4.80%	04/01/44	72,000	82,972	(c)
Glencore Funding LLC
4.13%	05/30/23	104,000	105,913	(c,i)
HCA Inc.
4.75%	05/01/23	160,000	166,000	(c)
6.50%	02/15/20	138,000	155,388	(c)
Humana Inc.
3.85%	10/01/24	49,000	51,214
Huntsman International LLC
4.88%	11/15/20	77,000	77,000	(c)
Hyundai Capital America
2.13%	10/02/17	35,000	35,346	(c,i)
Illinois Tool Works Inc.
3.50%	03/01/24	95,000	100,761	(c)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	65,000	66,090
Ingles Markets Inc.
5.75%	06/15/23	53,000	54,855	(c)
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	96,000	90,600	(c)
Invesco Finance PLC
3.13%	11/30/22	107,000	108,097	(c)
JB Poindexter & Company Inc.
9.00%	04/01/22	23,000	24,955	(c,i)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	53,000	53,663	(c,i)
Jefferies Group LLC
5.13%	01/20/23	83,000	86,154	(c)
6.50%	01/20/43	26,000	25,870	(c)
John Deere Capital Corp.
3.35%	06/12/24	92,000	97,030	(c)
Johnson Controls Inc.
4.63%	07/02/44	46,000	49,336	(c)
JPMorgan Chase & Co.
3.88%	09/10/24	140,000	143,625	(c)
5.00%	12/29/49	68,000	66,807	(c,d)
6.10%	10/29/49	110,000	113,300	(d)
KB Home
7.00%	12/15/21	96,000	97,680	(c)
Kerr-McGee Corp.
6.95%	07/01/24	30,000	37,542	(c)
Keysight Technologies Inc.
4.55%	10/30/24	95,000	95,724	(i)

KFW
2.00%	10/04/22	246,000	248,811	(c)
4.50%	07/16/18	102,000	112,995	(c)
Kilroy Realty LP
4.25%	08/15/29	48,000	50,025	(c)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	69,000	67,647	(c)
4.30%	05/01/24	97,000	98,754	(c)
Kinder Morgan Inc.
3.05%	12/01/19	49,000	49,486
5.55%	06/01/45	28,000	29,522
5.63%	11/15/23	135,000	148,451	(c,i)
Kinross Gold Corp.
5.95%	03/15/24	47,000	43,525
6.88%	09/01/41	5,000	4,504	(c)
Korea National Oil Corp.
2.88%	11/09/15	100,000	101,122	(c,i)
L Brands Inc.
5.63%	02/15/22	63,000	69,300	(c)
L-3 Communications Corp.
1.50%	05/28/17	65,000	64,593	(c)
Lamar Media Corp.
5.00%	05/01/23	57,000	58,283	(c)
Lear Corp.
5.25%	01/15/25	59,000	60,180
Lennar Corp.
4.50%	11/15/19	59,000	60,623
Liberty Mutual Group Inc.
4.25%	06/15/23	87,000	92,667	(c,i)
Lockheed Martin Corp.
3.80%	03/01/45	47,000	46,720
LyondellBasell Industries N.V.
4.63%	02/26/55	19,000	18,919
Macy’s Retail Holdings Inc.
4.50%	12/15/34	94,000	99,491
Marathon Petroleum Corp.
3.63%	09/15/24	95,000	96,083	(c)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.88%	12/01/24	39,000	39,874
5.50%	02/15/23	79,000	81,172	(c)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	95,000	97,522	(c)
Mattel Inc.
2.35%	05/06/19	143,000	142,629	(c)
Medtronic Inc.
2.50%	03/15/20	28,000	28,620	(i)
3.50%	03/15/25	93,000	97,221	(i)
4.63%	03/15/45	45,000	51,006	(i)
MEG Energy Corp.
6.50%	03/15/21	58,000	53,650	(c,i)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	30,000	30,208	(c)
Merck & Company Inc.
2.75%	02/10/25	95,000	94,923
MetLife Inc.
4.05%	03/01/45	47,000	48,674
4.72%	12/15/44	37,000	41,985

MGM Resorts International
5.25%	03/31/20	98,000	99,460
Microsoft Corp.
4.00%	02/12/55	45,000	44,924
Mizuho Bank Ltd.
2.45%	04/16/19	200,000	202,606	(c,i)
Monsanto Co.
3.38%	07/15/24	45,000	46,780	(c)
4.70%	07/15/64	27,000	29,381	(c)
Morgan Stanley
2.65%	01/27/20	45,000	45,626
3.70%	10/23/24	48,000	50,044
4.10%	05/22/23	183,000	190,450	(c)
4.88%	11/01/22	75,000	81,912	(c)
5.00%	11/24/25	36,000	39,768	(c)
Motorola Solutions Inc.
4.00%	09/01/24	48,000	49,599	(c)
Mylan Inc.
7.88%	07/15/20	23,000	24,300	(c,i)
National Retail Properties Inc.
3.90%	06/15/24	52,000	53,952	(c)
NCL Corporation Ltd.
5.00%	02/15/18	7,000	7,140	(c)
Newfield Exploration Co.
5.63%	07/01/24	36,000	37,440	(c)
5.75%	01/30/22	126,000	131,355	(c)
Newmont Mining Corp.
4.88%	03/15/42	37,000	32,922	(c)
Nexen Energy ULC
6.40%	05/15/37	41,000	51,915	(c)
Noble Energy Inc.
3.90%	11/15/24	56,000	56,971
Northrop Grumman Corp.
3.85%	04/15/45	28,000	27,563
NRG Energy Inc.
6.25%	07/15/22	59,000	60,623
Omnicom Group Inc.
3.63%	05/01/22	31,000	32,509	(c)
ONEOK Partners LP
4.90%	03/15/25	28,000	28,331
Oracle Corp.
2.25%	10/08/19	187,000	190,693	(c)
Owens & Minor Inc.
3.88%	09/15/21	95,000	99,377
Owens-Brockway Glass Container Inc.
5.38%	01/15/25	20,000	20,575	(i)
Pacific Gas & Electric Co.
3.40%	08/15/24	140,000	145,940
PacifiCorp
6.25%	10/15/37	132,000	181,434	(c)
PepsiCo Inc.
4.25%	10/22/44	28,000	29,854
Petrobras Global Finance BV
3.50%	02/06/17	76,000	71,125	(c)
3.88%	01/27/16	34,000	33,350	(c)
6.25%	03/17/24	25,000	23,570

Petroleos Mexicanos
3.50%	01/30/23	41,000	40,037	(c)
Philip Morris International Inc.
4.13%	03/04/43	39,000	39,958	(c)
Phillips 66 Partners LP
2.65%	02/15/20	28,000	28,118
3.61%	02/15/25	47,000	47,079
Pitney Bowes Inc.
4.63%	03/15/24	90,000	94,406	(c)
Prudential Financial Inc.
5.63%	06/15/43	46,000	48,760	(c,d)
Public Service Electric & Gas Co.
2.38%	05/15/23	117,000	114,923	(c)
Quest Diagnostics Inc.
4.70%	03/30/45	28,000	28,592
Range Resources Corp.
5.75%	06/01/21	49,000	51,190	(c)
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22	131,000	136,240	(c)
Revlon Consumer Products Corp.
5.75%	02/15/21	50,000	51,625	(c)
Roche Holdings Inc.
2.25%	09/30/19	286,000	290,186	(i)
Rockwood Specialties Group Inc.
4.63%	10/15/20	230,000	239,487
Rowan Companies Inc.
5.85%	01/15/44	19,000	16,373	(c)
Royal Bank of Canada
1.20%	09/19/18	323,000	323,162	(c)
Ryder System Inc.
2.45%	09/03/19	116,000	116,204	(c)
Sabine Pass Liquefaction LLC
5.63%	02/01/21	115,000	115,754	(c)
Schaeffler Holding Finance BV (6.25% Cash/7.00% PIK)
6.25%	11/15/19	200,000	211,500	(i,j)
Schaeffler Holding Finance BV (6.88% Cash/7.63% PIK)
6.88%	08/15/18	200,000	208,750	(c,i,j)
Scripps Networks Interactive Inc.
2.75%	11/15/19	45,000	45,381
Seagate HDD Cayman
4.75%	01/01/25	71,000	73,520	(c,i)
Sealed Air Corp.
4.88%	12/01/22	20,000	20,400	(i)
5.13%	12/01/24	20,000	20,700	(i)
Shell International Finance BV
3.40%	08/12/23	141,000	149,151	(c)
Sinclair Television Group Inc.
5.38%	04/01/21	44,000	45,155
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	200,000	197,329	(c,i)
Southern California Edison Co.
2.40%	02/01/22	35,000	35,063
Spectra Energy Partners LP
4.75%	03/15/24	95,000	104,326	(c)
Sprint Corp.
7.25%	09/15/21	52,000	52,260
7.63%	02/15/25	75,000	74,625

Statoil ASA
3.70%	03/01/24	143,000	152,737	(c)
4.80%	11/08/43	21,000	24,527	(c)
Sysco Corp.
2.35%	10/02/19	95,000	97,197
3.50%	10/02/24	65,000	67,451
T-Mobile USA Inc.
6.25%	04/01/21	50,000	52,000	(c)
Talisman Energy Inc.
6.25%	02/01/38	33,000	35,681	(c)
Tampa Electric Co.
4.35%	05/15/44	47,000	52,520	(c)
Tanger Properties LP
3.75%	12/01/24	9,000	9,230
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%	11/15/19	100,000	99,500	(i)
Target Corp.
3.50%	07/01/24	106,000	112,538	(c)
TD Ameritrade Holding Corp.
2.95%	04/01/22	48,000	48,803
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	95,000	107,247	(i)
Teck Resources Ltd.
3.75%	02/01/23	59,000	55,257	(c)
5.40%	02/01/43	23,000	20,746	(c)
Tenet Healthcare Corp.
4.75%	06/01/20	196,000	198,634	(c)
6.00%	10/01/20	96,000	101,760	(c)
The Allstate Corp.
5.75%	08/15/53	52,000	56,615	(c,d)
The Boeing Co.
2.85%	10/30/24	65,000	66,722
The Dow Chemical Co.
3.50%	10/01/24	92,000	93,426
4.25%	10/01/34	90,000	91,550
The Goldman Sachs Group Inc.
2.38%	01/22/18	92,000	93,880	(c)
2.60%	04/23/20	95,000	96,011
2.63%	01/31/19	53,000	54,148	(c)
2.90%	07/19/18	62,000	64,078	(c)
3.50%	01/23/25	45,000	45,790
4.00%	03/03/24	113,000	119,424	(c)
4.80%	07/08/44	55,000	61,082	(c)
The Korea Development Bank
3.25%	03/09/16	122,000	124,440	(c)
The Kroger Co.
2.95%	11/01/21	65,000	66,265
The Progressive Corp.
3.70%	01/26/45	45,000	44,770
The Williams Companies Inc.
4.55%	06/24/24	30,000	29,055	(c)
5.75%	06/24/44	93,000	86,920	(c)
8.75%	03/15/32	36,000	43,084	(c)
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	95,000	100,272	(i)
Time Inc.
5.75%	04/15/22	99,000	96,772	(c,i)

Time Warner Cable Inc.
6.55%	05/01/37	28,000	35,164	(c)
Time Warner Inc.
5.35%	12/15/43	85,000	99,185	(c)
Tops Holding Corp./Tops Markets LLC
8.88%	12/15/17	24,000	25,260	(c)
Tyco Electronics Group S.A.
2.35%	08/01/19	95,000	96,012	(c)
Tyson Foods Inc.
2.65%	08/15/19	48,000	49,150	(c)
3.95%	08/15/24	32,000	33,807	(c)
5.15%	08/15/44	32,000	37,243	(c)
U.S. Bancorp
3.44%	02/01/16	118,000	120,367	(c)
Ultra Petroleum Corp.
6.13%	10/01/24	99,000	84,892	(i)
United Rentals North America Inc.
5.75%	07/15/18	74,000	77,145	(c)
6.13%	06/15/23	77,000	81,524	(c)
Vail Resorts Inc.
6.50%	05/01/19	45,000	46,575	(c)
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	71,000	73,751	(c,i)
Verizon Communications Inc.
1.35%	06/09/17	230,000	230,151	(c)
3.50%	11/01/24	93,000	95,173
4.15%	03/15/24	93,000	99,902
4.40%	11/01/34	47,000	47,877
4.67%	03/15/55	32,000	31,339	(i)
5.05%	03/15/34	29,000	31,489	(c)
5.15%	09/15/23	113,000	129,553	(c)
6.55%	09/15/43	4,000	5,209
Viasystems Inc.
7.88%	05/01/19	44,000	46,310	(c,i)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	234,000	235,468	(c,i)
W.R. Grace & Co.
5.63%	10/01/24	98,000	104,615	(i)
Wal-Mart Stores Inc.
3.30%	04/22/24	31,000	32,774	(c)
4.30%	04/22/44	97,000	108,244	(c)
Weatherford International Ltd.
6.75%	09/15/40	19,000	17,823	(c)
Wells Fargo & Co.
3.00%	02/19/25	140,000	140,602
4.10%	06/03/26	107,000	112,892	(c)
5.88%	12/29/49	66,000	69,808	(d)
5.90%	12/29/49	62,000	64,558	(c,d)
Williams Partners LP
5.40%	03/04/44	9,000	9,028
Windstream Corp.
6.38%	08/01/23	73,000	65,518	(c)
WPP Finance 2010
3.75%	09/19/24	95,000	99,159
WPX Energy Inc.
5.25%	01/15/17	75,000	75,375	(c)

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%	03/01/25	100,000	101,250	(i)
XLIT Ltd.
5.25%	12/15/43	64,000	74,334	(c)
Yamana Gold Inc.
4.95%	07/15/24	39,000	38,345
Zimmer Holdings Inc.
3.55%	04/01/25	47,000	47,975
			27,718,013
Non-Agency Collateralized Mortgage Obligations—1.9%
American Tower Trust I (REIT)
1.55%	03/15/43	117,000	116,767	(i)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	30,000	31,733
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	160,000	166,736	(d)
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	18,851	20,479	(d)
Banc of America Commercial Mortgage Trust 2008-1
6.21%	02/10/51	198,991	218,937	(d)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.43%	11/10/42	62,687	62,625	(d)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.18%	09/10/47	65,521	66,269	(d)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	38,035	42,314	(d,i)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	40,000	41,556	(d)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	80,000	87,999	(d)
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	192,000	183,318	(d,i)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	61,692	(d)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	100,000	95,270	(d,i)
4.72%	08/10/47	50,000	53,268	(d)
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	48,472	50,941	(d)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	93,831	99,806
Core Industrial Trust 2015-CALW
3.25%	02/10/34	100,000	102,996	(e)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.47%	02/15/39	160,000	165,374	(d)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.18%	10/25/35	13,645	—	(**,d,k)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	80,000	81,886
5.31%	08/10/44	30,000	33,781	(d,i)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	50,000	54,816
GS Mortgage Securities Trust 2014-GC24
4.53%	09/10/47	173,000	160,976	(d,i)
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	100,000	101,756	(i)

GS Mortgage Securities Trust 2015-GC28
1.18%	02/10/48	999,228	78,096	(d,h)
4.33%	02/10/48	63,000	63,828
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	95,734	101,096
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	25,000	27,205	(d)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	40,000	44,364	(d)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	71,000	77,447	(d)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	50,000	53,976	(d)
LB-UBS Commercial Mortgage Trust 2004-C8
0.58%	12/15/39	58,552	241	(d,h,i)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	13,671	13,678
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	77,114	78,234
LB-UBS Commercial Mortgage Trust 2006-C4
5.82%	06/15/38	28,640	29,838	(d)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	100,000	108,253	(d)
6.11%	07/15/40	120,000	129,463	(i)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	6,655	445	(h)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	110,000	116,138	(d)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	89,000	91,466	(d)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	100,000	84,657	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.43%	02/15/48	732,908	72,021	(d,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.00%	03/15/48	874,466	63,475	(d,h)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	19,179	19,167	(d)
Morgan Stanley Capital I Trust 2006-IQ11
5.65%	10/15/42	40,000	39,222	(d)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	100,000	101,370	(d)
5.27%	10/12/52	55,000	56,403	(d)
Morgan Stanley Capital I Trust 2006-T23
5.88%	08/12/41	26,997	28,242	(d)
Morgan Stanley Capital I Trust 2007-IQ16
6.08%	12/12/49	80,000	87,024	(d)
Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	50,000	55,963	(d)
Wells Fargo Commercial Mortgage Trust 2014-LC18
3.96%	12/15/47	93,627	82,961	(d,i)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.43%	02/15/48	998,876	97,218	(d,h)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	60,545
5.13%	12/15/46	40,000	40,772	(d,i)

WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	65,000	72,194	(d)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	56,723	51,180	(d,i)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	135,993	(d)
4.59%	03/15/47	92,558	88,412	(d,i)
			4,351,882
Sovereign Bonds—0.4%
Government of Argentina
2.50%	12/31/38	9	5	(l)
Government of Colombia
2.63%	03/15/23	200,000	188,000	(c)
Government of Mexico
3.60%	01/30/25	205,000	210,381
4.00%	10/02/23	46,000	48,668	(c)
4.75%	03/08/44	176,000	184,800	(c)
Government of Peru
5.63%	11/18/50	15,000	18,338	(c)
Government of Turkey
3.25%	03/23/23	200,000	189,178	(c)
			839,370
Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	50,000	65,214
Municipal Electric Authority of Georgia
6.64%	04/01/57	54,000	72,083
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,500
Port Authority of New York & New Jersey
4.46%	10/01/62	95,000	103,811
South Carolina State Public Service Authority
6.45%	01/01/50	40,000	54,506
State of California
5.70%	11/01/21	55,000	65,012
State of Illinois
5.10%	06/01/33	30,000	30,345
			407,471
FNMA (TBA)— 0.0% *
Lehman TBA
5.50%	TBA	43,596	6,321	(k,l)
Total Bonds and Notes (Cost $70,513,293)			72,043,451

	Number of Shares
Exchange Traded Funds—4.4%
Financial Select Sector SPDR Fund	8,070	194,568	(m)
Industrial Select Sector SPDR Fund	14,117	787,305	(m)
United States Oil Fund LP	136,400	2,296,976	(b)
Vanguard FTSE Emerging Markets ETF	170,982	6,988,034

Total Exchange Traded Funds (Cost $10,058,326)		10,266,883

Total Investments in Securities (Cost $187,649,764)		208,663,233

Short-Term Investments—12.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $30,049,514)		30,049,514	(c,f,m)

Total Investments (Cost $217,699,278)		238,712,747

Liabilities in Excess of Other Assets, net—(2.6)%		(6,078,517)

NET ASSETS—100.0%		$232,634,230

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	June 2015	6	$233,982	$2,908
FTSE 100 Index Futures	June 2015	1	99,862	(2,343)
S&P 500 Emini Index Futures	June 2015	10	1,030,400	(3,749)
S&P Mid 400 Emini Index Futures	June 2015	48	7,295,040	78,130
Topix Index Futures	June 2015	1	128,705	3,160
Ultra Long-Term U.S. Treasury Bond Futures	June 2015	8	1,359,000	7,974
2 Yr. U.S. Treasury Notes Futures	June 2015	10	2,191,563	5,008

				$91,088

The Fund had the following short futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
5 Yr. U.S. Treasury Notes Futures	June 2015	75	$(9,015,820)	$(18,753)
10 Yr. U.S. Treasury Notes Futures	June 2015	50	(6,445,313)	(25,318)

				$(44,071)

				$47,017

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At March 31, 2015, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(f)	Coupon amount represents effective yield.

(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(h)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(i)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to $7,503,966 or 3.23% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(j)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(l)	Security is in default.

(m)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2015.

*	Less than 0.05%.

**	Amount is less than $0.50.

***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depositary Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

The Fund was invested in the following countries at March 31, 2015 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	75.91%
Japan	6.09%
France	2.93%
United Kingdom	2.87%
Germany	2.51%
Switzerland	1.36%
Canada	1.25%
Sweden	0.84%
China	0.82%
Netherlands	0.79%

Country/Territory	Percentage (based on Fair Value)
Ireland	0.53%
Italy	0.51%
Hong Kong	0.50%
Australia	0.49%
India	0.47%
Belgium	0.37%
Mexico	0.35%
South Korea	0.32%
Taiwan	0.30%
Luxembourg	0.26%
Supranational	0.12%
Colombia	0.09%
Turkey	0.08%
Norway	0.07%
Cayman Islands	0.06%
Spain	0.06%
Brazil	0.04%
Peru	0.01%
Bermuda	0.00	%***
Argentina	0.00	%***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2015 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	4.30%	0.00%	4.30%
Diversified Banks	1.82%	2.47%	4.29%
Pharmaceuticals	2.38%	1.84%	4.22%
Aerospace & Defense	1.62%	0.57%	2.19%
Technology Hardware, Storage & Peripherals	2.00%	0.00%	2.00%
Internet Software & Services	1.28%	0.71%	1.99%
Communications Equipment	1.59%	0.39%	1.98%
Biotechnology	1.74%	0.16%	1.90%
Integrated Oil & Gas	1.11%	0.70%	1.81%
Asset Management & Custody Banks	1.60%	0.00%	1.60%
Healthcare Equipment	0.89%	0.54%	1.43%
Automobile Manufacturers	0.23%	1.11%	1.34%
Multi-Line Insurance	1.02%	0.30%	1.32%
Cable & Satellite	1.29%	0.00%	1.29%
Oil & Gas Equipment & Services	0.86%	0.27%	1.13%
General Merchandise Stores	1.13%	0.00%	1.13%
Industrial Machinery	0.29%	0.67%	0.96%
Diversified Real Estate Activities	0.00%	0.90%	0.90%
Life & Health Insurance	0.08%	0.78%	0.86%
Movies & Entertainment	0.78%	0.00%	0.78%
Electrical Components & Equipment	0.07%	0.70%	0.77%
Internet Retail	0.31%	0.46%	0.77%
Specialized Finance	0.75%	0.00%	0.75%
Drug Retail	0.71%	0.00%	0.71%
Property & Casualty Insurance	0.00%	0.71%	0.71%
Home Improvement Retail	0.66%	0.00%	0.66%

Soft Drinks	0.65%	0.00%	0.65%
Electronic Equipment & Instruments	0.00%	0.61%	0.61%
Auto Parts & Equipment	0.17%	0.43%	0.60%
Research & Consulting Services	0.46%	0.13%	0.59%
Packaged Foods & Meats	0.38%	0.21%	0.59%
Specialized REITs	0.53%	0.00%	0.53%
Wireless Telecommunication Services	0.00%	0.53%	0.53%
Semiconductors	0.00%	0.50%	0.50%
Semiconductor Equipment	0.20%	0.29%	0.49%
Healthcare Services	0.14%	0.31%	0.45%
Application Software	0.24%	0.20%	0.44%
Oil & Gas Exploration & Production	0.37%	0.07%	0.44%
Specialty Chemicals	0.00%	0.44%	0.44%
Data Processing & Outsourced Services	0.41%	0.00%	0.41%
Airlines	0.23%	0.18%	0.41%
Agricultural Products	0.40%	0.00%	0.40%
Electronic Components	0.00%	0.37%	0.37%
Brewers	0.00%	0.37%	0.37%
Fertilizers & Agricultural Chemicals	0.34%	0.00%	0.34%
Other Diversified Financial Services	0.00%	0.33%	0.33%
Railroads	0.11%	0.21%	0.32%
Systems Software	0.31%	0.00%	0.31%
Investment Banking & Brokerage	0.29%	0.00%	0.29%
Industrial Gases	0.00%	0.29%	0.29%
Broadcasting	0.26%	0.00%	0.26%
Electric Utilities	0.17%	0.08%	0.25%
Apparel, Accessories & Luxury Goods	0.00%	0.25%	0.25%
Building Products	0.00%	0.25%	0.25%
Healthcare Distributors	0.25%	0.00%	0.25%
Diversified Metals & Mining	0.00%	0.24%	0.24%
Advertising	0.00%	0.23%	0.23%
Consumer Finance	0.23%	0.00%	0.23%
Specialty Stores	0.22%	0.00%	0.22%
Household Products	0.16%	0.06%	0.22%
Healthcare Supplies	0.22%	0.00%	0.22%
Independent Power Producers & Energy Traders	0.21%	0.00%	0.21%
Construction Materials	0.00%	0.21%	0.21%
Integrated Telecommunication Services	0.20%	0.00%	0.20%
Heavy Electrical Equipment	0.00%	0.17%	0.17%
Apparel Retail	0.00%	0.16%	0.16%
Human Resource & Employment Services	0.00%	0.16%	0.16%
Construction & Engineering	0.00%	0.15%	0.15%
Automotive Retail	0.15%	0.00%	0.15%
Casinos & Gaming	0.13%	0.00%	0.13%
Security & Alarm Services	0.00%	0.13%	0.13%
Air Freight & Logistics	0.13%	0.00%	0.13%
Life Sciences Tools & Services	0.10%	0.00%	0.10%
Regional Banks	0.09%	0.00%	0.09%
Trading Companies & Distributors	0.09%	0.00%	0.09%
Aluminum	0.04%	0.00%	0.04%

			57.23%

Sector	Percentage (based on Fair Value)
Corporate Notes	11.61%
Agency Mortgage Backed	9.33%
U.S. Treasuries	6.80%
Non-Agency Collateralized Mortgage Obligations	1.82%
Sovereign Bonds	0.35%
Municipal Bonds and Notes	0.17%
Agency Collateralized Mortgage Obligations	0.09%
Asset Backed	0.01%
FNMA (TBA)	0.00	%***

	30.18%

Short-Term Investments
Short-Term Investments	12.59%

	12.59%

	100.00%

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The Fund invested in futures contracts on various stock indices, bonds and notes to gain equity exposure and to manage duration of fixed income securities.

With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (the “NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Domestic Equity	$76,570,758	$—	$—	$76,570,758
Foreign Equity	4,615,293	45,166,848	—	49,782,141
U.S. Treasuries	—	16,218,064	—	16,218,064
Agency Mortgage Backed	—	22,270,549	—	22,270,549
Agency Collateralized Mortgage Obligations	—	201,720	—	201,720
Asset Backed	—	30,061	—	30,061
Corporate Notes	—	27,718,013	—	27,718,013
Non-Agency Collateralized Mortgage Obligations	—	4,351,882	—	4,351,882
Sovereign Bonds	—	839,370	—	839,370
Municipal Bonds and Notes	—	407,471	—	407,471
FNMA	—	—	6,321	6,321
Exchange Traded Funds	10,266,883	—	—	10,266,883
Short-Term Investments	30,049,514	—	—	30,049,514

Total Investments in Securities	$121,502,448	$117,203,978	$6,321	$238,712,747

Other Financial Instruments*
Long Futures Contracts—Unrealized Appreciation	$97,180	$—	$—	$97,180
Long Futures Contracts—Unrealized Depreciation	(6,092)	—	—	(6,092)
Short Futures Contracts—Unrealized Depreciation	(44,071)	—	—	(44,071)

Total Other Financial Instruments	$47,017	$—	$—	$47,017

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2015 is not presented.

INCOME TAXES

At March 31, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$218,444,393	$24,186,185	$(3,917,831)	$20,268,354

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)
(17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 28, 2015

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 28, 2015